Transactions with related parties - DWM (Details) - USD ($)	6 Months Ended			7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Management fees	$ 411,000				$ 74,000
Due to related parties	$ 210,000			$ 59,000	$ 59,000		$ 59,000
OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Management fees		$ 377,671	$ 378,000			$ 683,121	$ 7,330,000	$ 756,000	$ 728,300
Due to related parties		$ 22,930						115,280
Diana Wilhelmsen Management Limited | OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Variable fee on hire and on freight							50.00%
Amount agreed to be paid for each vessel							$ 554,000		$ 192,550
Voyage expenses				$ 80,896
Management fees							$ 373,484
Due to related parties								$ 1,169,637